Related Party Transactions - Summary of Executive Directors Remuneration (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Executive directors salary	£ 2,085	£ 2,034	£ 1,984
Executive directors benefits	97	99	101
Executive directors annual incentive	3,604	2,623	3,038
Executive directors cost of share based remuneration	7,953	595	7,343
Executive directors cost of pension provision	774	687	725
Total executive directors	£ 14,514	£ 6,038	£ 13,191